Quarterly Financial And Stock Market Information (Summary Of Quarterly Financial And Stock Market Information) (Parenthetical) (Detail) (USD $)
In Millions, except Per Share data, unless otherwise specified
	1 Months Ended	3 Months Ended								12 Months Ended
	Jan. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule Of Quarterly Financial Data [Line Items]
Impact of restatement on sales and other operating revenue			$ (401)	$ (704)	$ (631)		$ (328)	$ (626)	$ (576)
Impact of restatement on income loss from continuing operations			(12)	139	9		(37)	(48)	(27)
Impact of restatement on earnings per share, basic			$ (0.06)	$ 1.17	$ 0.01		$ (0.28)	$ (0.36)	$ (0.20)
Provision to write down certain assets, after tax					4	26	1	13	27	2,629	109	687
Asset write downs and other matters period expense after tax continuing and discontinued operations		(374)	(1,167)	(175)
Gain (loss) on sale of discontinued operations, After tax										(167)	(44)	41
Gain from remeasurement pre-acquisition equity interests, after tax				6			37
LIFO inventory loss (profit) after tax										38	112
Unfavorable adjustment to deferred state income taxes										(185)	30	(89)
Gain from the liquidation of LIFO inventories										63	188
Holders of record of common stock	18,300
Toledo Refinery And Related Inventory [Member]
Schedule Of Quarterly Financial Data [Line Items]
Net after tax gain (loss) on divestment		1	2	(5)	4
Gain from reduction of inventory after tax					26
Change in deferred taxes					5
Discontinued Phenol Chemicals Operations [Member]
Schedule Of Quarterly Financial Data [Line Items]
Gain (loss) on sale of discontinued operations, After tax				171
Discontinued Tulsa Refining Operations [Member]
Schedule Of Quarterly Financial Data [Line Items]
Gain (loss) on sale of discontinued operations, After tax			11
Frankford Facility [Member]
Schedule Of Quarterly Financial Data [Line Items]
Net after tax gain (loss) on divestment			8
Marcus Hook Refinery [Member]
Schedule Of Quarterly Financial Data [Line Items]
LIFO inventory loss (profit) after tax		12
Polypropylene Chemicals Operations [Member]
Schedule Of Quarterly Financial Data [Line Items]
LIFO inventory loss (profit) after tax		4
Discontinued Polypropylene Operations [Member]
Schedule Of Quarterly Financial Data [Line Items]
Gain (loss) on divestment of discontinued operations, after tax									44
Phenol Chemicals Operations [Member]
Schedule Of Quarterly Financial Data [Line Items]
Unfavorable adjustment to deferred state income taxes									9
Eagle Point Refinery [Member]
Schedule Of Quarterly Financial Data [Line Items]
Gain from the liquidation of LIFO inventories						$ 100